--------------------------------------------------------------------------------

THE RYDEX DYNAMIC FUNDS
--------------------------------------------------------------------------------

                                                                      PROSPECTUS
                                                                  A-CLASS SHARES
                                                               SEPTEMBER 1, 2004

                                                                  TITAN 500 FUND
                                                                TEMPEST 500 FUND
                                                               VELOCITY 100 FUND
                                                                VENTURE 100 FUND
                                                        LONG DYNAMIC DOW 30 FUND
                                                     INVERSE DYNAMIC DOW 30 FUND

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
                           REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RDYNA-1-0904                                              [LOGO]RYDEXINVESTMENTS
X0705                                           Essential for modern markets(TM)

TABLE OF CONTENTS
--------------------------------------------------------------------------------

RYDEX DYNAMIC FUNDS OVERVIEW

        Titan 500 Fund                                                         2
        Tempest 500 Fund                                                       6
        Velocity 100 Fund                                                     10
        Venture 100 Fund                                                      14
        Long Dynamic Dow 30 Fund                                              18
        Inverse Dynamic Dow 30 Fund                                           21

INVESTMENTS AND RISK                                                          24

SHAREHOLDER INFORMATION                                                       31

TRANSACTION INFORMATION                                                       32

SALES CHARGES                                                                 33

BUYING FUND SHARES                                                            36

SELLING FUND SHARES                                                           38

EXCHANGING FUND SHARES                                                        40

RYDEX ACCOUNT POLICIES                                                        42

DISTRIBUTION PLAN                                                             43

DIVIDENDS AND DISTRIBUTIONS                                                   44

TAX INFORMATION                                                               44

MANAGEMENT OF THE FUNDS                                                       46

BENCHMARK INFORMATION                                                         47

                                                                    PROSPECTUS 1


                               RYDEX DYNAMIC FUNDS
                                 A-CLASS SHARES

            9601 BLACKWELL ROAD, SUITE 500, ROCKVILLE, MARYLAND 20850

             800.820.0888 o 301.296.5100 o WWW.RYDEXINVESTMENTS.COM

Rydex Dynamic Funds (the "Trust") is a mutual fund complex offering professionally managed investment portfolios (the "Dynamic Funds" or the "Funds").

A-Class Shares of the Funds are sold through broker-dealers and other financial institutions ("financial intermediaries") whose clients take part in certain strategic and tactical asset allocation investment programs. Investors may exchange shares of the Funds through the Rydex web site - www.rydexinvestments.com - and over the phone.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

o MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

o ARE NOT FEDERALLY INSURED

o ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

o ARE NOT BANK DEPOSITS

o ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

2


TITAN 500 FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Titan 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Titan 500 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Titan 500 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Titan 500 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Titan 500 Master Fund also may purchase equity securities.

RISK CONSIDERATIONS

The Titan 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

                                                                    PROSPECTUS 3


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, on a daily basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes down.

4


PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Titan 500 Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the H-Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the H-Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TITAN 500 FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  2001     2002    2003
-------  -------  ------
-33.93%  -46.60%  53.12%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.25% (QUARTER ENDED JUNE 30, 2003) THE LOWEST RETURN FOR A QUARTER WAS -35.04% (QUARTER ENDED SEPTEMBER 30, 2002.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

                                                           FUND RETURN
                                                          AFTER TAXES ON
                                       FUND RETURN         DISTRIBUTIONS
                    FUND RETURN      AFTER TAXES ON        AND SALE OF
                    BEFORE TAXES      DISTRIBUTIONS         FUND SHARES         S&P 500
                   H-CLASS SHARES    H-CLASS SHARES(2)    H-CLASS SHARES(2)     INDEX(3)
------------------------------------------------------------------------------------------
PAST ONE YEAR          53.12%             53.12%               34.52%            28.68%

SINCE INCEPTION
 (5/19/00)(4)         -20.67%            -20.67%              -16.63%            -4.88%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED PRIOR TO THE DATE OF THIS PROSPECTUS.

                                                                    PROSPECTUS 5


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Titan 500 Fund.

SHAREHOLDER FEES* ......................................................   NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ............................   4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ........................................................   0.90%
DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICE FEES ......................   0.25%
OTHER EXPENSES*** ......................................................   0.57%
TOTAL ANNUAL FUND OPERATING EXPENSES*** ................................   1.72%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE ESTIMATED.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE TITAN 500 MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TITAN 500 FUND           1 YEAR          3 YEARS
--------------------------------------------------------------------------------
A-CLASS                   $647            $1,008

6


TEMPEST 500 FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Tempest 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500(R) Index (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Tempest 500 Master Fund, a separate series of the Trust with an identical investment objective.

The Tempest 500 Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Tempest 500 Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Tempest 500 Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

The Tempest 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

                                                                    PROSPECTUS 7


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, on a daily basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the S&P 500(R) Index to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500(R) Index goes up.

8


PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Tempest 500 Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the H-Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the H-Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

TEMPEST 500 FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 2001    2002    2003
------  ------  ------
20.81%  37.48%  -43.54%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 34.51% (QUARTER ENDED SEPTEMBER 30, 2001) THE LOWEST RETURN FOR A QUARTER WAS -26.32% (QUARTER ENDED JUNE 30, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

                                                                FUND RETURN
                                                               AFTER TAXES ON
                                         FUND RETURN            DISTRIBUTIONS
                       FUND RETURN      AFTER TAXES ON           AND SALE OF
                       BEFORE TAXES      DISTRIBUTIONS           FUND SHARES          S&P 500
                      H-CLASS SHARES    H-CLASS SHARES(2)      H-CLASS SHARES(2)      INDEX(3)
------------------------------------------------------------------------------------------------
PAST ONE YEAR            -43.54%           -43.54%                 -28.30%             28.68%

SINCE INCEPTION
 (5/19/00)(4)              1.84%             1.68%                   1.49%             -4.88%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE S&P 500(R) INDEX IS A CAPITALIZATION-WEIGHTED INDEX COMPOSED OF 500 COMMON STOCKS, WHICH ARE CHOSEN BY THE STANDARD & POOR'S CORPORATION ("S&P"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED PRIOR TO THE DATE OF THIS PROSPECTUS.

                                                                    PROSPECTUS 9


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Tempest 500 Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ............................   4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ........................................................   0.90%
DISTRIBUTION (12b-1) FEES ..............................................   0.25%
OTHER EXPENSES*** ......................................................   0.56%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.71%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE TEMPEST 500 MASTER FUND.

***   OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

TEMPEST 500 FUND           1 YEAR         3 YEARS
--------------------------------------------------------------------------------
A-CLASS                     $646           $1,005

10


VELOCITY 100 FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Velocity 100 Master Fund, a separate series of the Trust with an identical investment objective.

The Velocity 100 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Velocity 100 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Velocity 100 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Velocity 100 Master Fund also may purchase equity securities.

RISK CONSIDERATIONS

The Velocity 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

                                                                   PROSPECTUS 11


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, on a daily basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes down.

12


PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Velocity 100 Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the H-Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the H-Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

VELOCITY 100 FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

  2001     2002    2003
-------  -------  ------
-69.38%  -68.47%  100.09%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 72.09% (QUARTER ENDED DECEMBER 31, 2001) THE LOWEST RETURN FOR A QUARTER WAS -62.24% (QUARTER ENDED SEPTEMBER 30, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

                                                            FUND RETURN
                                                           AFTER TAXES ON
                                         FUND RETURN       DISTRIBUTIONS
                       FUND RETURN      AFTER TAXES ON       AND SALE OF
                       BEFORE TAXES      DISTRIBUTIONS       FUND SHARES        NASDAQ 100
                      H-CLASS SHARES   H-CLASS SHARES(2)  H-CLASS SHARES(2)       INDEX(3)
-------------------------------------------------------------------------------------------
PAST ONE YEAR             100.09%           98.64%               65.06%            49.13%

SINCE INCEPTION
 (5/24/00)(4)             -50.21%          -50.31%              -34.42%           -19.30%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED PRIOR TO THE DATE OF THIS PROSPECTUS.

                                                                   PROSPECTUS 13


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Velocity 100 Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGE (LOAD)**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ...........................    4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES .......................................................    0.90%
DISTRIBUTION (12b-1) FEES .............................................    0.25%
OTHER EXPENSES*** .....................................................    1.57%
TOTAL ANNUAL FUND OPERATING EXPENSES ..................................    1.72%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE VELOCITY 100 MASTER FUND.

***   OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

VELOCITY 100 FUND          1 YEAR         3 YEARS
--------------------------------------------------------------------------------
A-CLASS                     $647           $1,008

14


VENTURE 100 FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Venture 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index(R) (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Venture 100 Master Fund, a separate series of the Trust with an identical investment objective.

The Venture 100 Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Venture 100 Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Venture 100 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

RISK CONSIDERATIONS

The Venture 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

                                                                   PROSPECTUS 15


DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, on a daily basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Nasdaq 100 Index(R) to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Nasdaq 100 Index(R) goes up.

16


PERFORMANCE

The bar chart and table show the performance of the H-Class Shares of the Venture 100 Fund (which are not offered in this Prospectus) both year by year and as an average over different periods of time. Since the H-Class Shares are invested in the same portfolio of securities, returns for the A-Class Shares of the Fund will be substantially similar to that of the H-Class Shares shown here, and will differ only to the extent that each class has different expenses. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

VENTURE 100 FUND

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 2001    2002     2003
------  ------  -------
-5.00%  50.92%  -62.92%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 116.97% (QUARTER ENDED SEPTEMBER 30, 2001) THE LOWEST RETURN FOR A QUARTER WAS -51.13% (QUARTER ENDED DECEMBER 31, 2003.)

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDED DECEMBER 31, 2003)(1)

                                                             FUND RETURN
                                                            AFTER TAXES ON
                                         FUND RETURN        DISTRIBUTIONS
                       FUND RETURN      AFTER TAXES ON       AND SALE OF
                       BEFORE TAXES      DISTRIBUTIONS       FUND SHARES        NASDAQ 100
                      H-CLASS SHARES    H-CLASS SHARES(2)  H-CLASS SHARES(2)     INDEX(3)
-------------------------------------------------------------------------------------------
PAST ONE YEAR            -62.92%           -62.92%             -40.90%            49.13%

SINCE INCEPTION
 (5/23/00)(4)            -15.16%           -15.51%             -12.51%           -18.14%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

(2) AFTER-TAX RETURNS ARE CALCULATED USING THE HIGHEST HISTORICAL FEDERAL INCOME AND CAPITAL GAINS TAX RATES, AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON THE INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. FUND RETURNS AFTER TAX ON DISTRIBUTIONS ASSUME A CONTINUED INVESTMENT IN THE FUND AND SHOWS THE EFFECT OF TAXES ON FUND DISTRIBUTIONS. FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ASSUME ALL SHARES WERE REDEEMED AT THE END OF EACH MEASUREMENT PERIOD, AND SHOWS THE EFFECT OF ANY TAXABLE GAIN (OR OFFSETTING LOSS) ON REDEMPTION, AS WELL AS THE EFFECTS OF TAXES ON FUND DISTRIBUTIONS. AFTER-TAX RETURNS ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS SUCH AS 401(k) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS. AFTER-TAX RETURNS FOR OTHER CLASSES OF SHARES WILL DIFFER FROM THOSE SHOWN ABOVE.

(3) THE NASDAQ 100 INDEX(R) IS A MODIFIED CAPITALIZATION WEIGHTED INDEX COMPOSED OF 100 OF THE LARGEST NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET ("NASDAQ"). RETURNS REFLECT NO DEDUCTION FOR FEES, EXPENSES, OR TAXES.

(4) INCEPTION DATE REFLECTS COMMENCEMENT OF FUND OPERATIONS. A-CLASS SHARES WERE NOT OFFERED PRIOR TO THE DATE OF THIS PROSPECTUS.

                                                                   PROSPECTUS 17


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Venture 100 Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ............................   4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ........................................................   0.90%
DISTRIBUTION (12b-1) FEES ..............................................   0.25%
OTHER EXPENSES*** ......................................................   1.56%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.71%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE ESTIMATED.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE VENTURE 100 MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

VENTURE 100 FUND            1 YEAR       3 YEARS
--------------------------------------------------------------------------------
A-CLASS                      $646         $1,005

18


LONG DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objectives, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the value of the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Long Dynamic Dow 30 Master Fund, a separate series of the Trust with an identical investment objective.

The Long Dynamic Dow 30 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Long Dynamic Dow 30 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Long Dynamic Dow 30 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Long Dynamic Dow 30 Master Fund also may purchase equity securities.

Under normal circumstances, the Long Dynamic Dow 30 Master Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. This is a non-fundamental policy that can be changed by the Long Dynamic Dow 30 Master Fund upon 60 days' prior notice to shareholders.

RISK CONSIDERATIONS

The Long Dynamic Dow 30 Master Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation

                                                                   PROSPECTUS 19


programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, on a daily basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go up and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes down.

PERFORMANCE

The Long Dynamic Dow 30 Fund commenced operations on February 20, 2004. Therefore it does not have a performance history for a full calendar year.

20


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Long Dynamic Dow 30 Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ............................   4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)+
MANAGEMENT FEES ........................................................   0.90%
DISTRIBUTION (12b-1) FEES ..............................................   0.25%
OTHER EXPENSES *** .....................................................   0.54%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.69%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE ESTIMATED.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE LONG DYNAMIC DOW 30 MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

LONG DYNAMIC DOW 30 FUND              1 YEAR             3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                $644               $999

                                                                   PROSPECTUS 21


INVERSE DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

FUND OBJECTIVE

The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average (the "underlying index").

If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the underlying index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the underlying index (e.g., if the underlying index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic Dow 30 Master Fund, a separate series of the Trust with an identical investment objective.

The Inverse Dynamic Dow 30 Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic Dow 30 Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic Dow 30 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Under normal circumstances, the Inverse Dynamic Dow 30 Master Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. This is a non-fundamental policy that can be changed by the Inverse Dynamic Dow 30 Master Fund upon 60 days' prior notice to shareholders.

RISK CONSIDERATIONS

The Inverse Dynamic Dow 30 Master Fund is subject to a number of risks that will affect the value of its shares, including:

MARKET RISK - The Fund's value may fluctuate from day to day. Due to market conditions, Fund shares may decline in value causing you to lose money.

EQUITY RISK - The equity markets are volatile, and the value of the Fund's equity securities and equity derivatives, such as futures and options contracts, may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

ACTIVE TRADING RISK - A significant portion of the Fund's assets come from investors who take part in certain strategic and tactical asset allocation programs. The Fund anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may

22


cause the Fund to experience high portfolio turnover. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund's ability to achieve its investment objective.

DERIVATIVES RISK - The Fund's use of equity derivatives such as futures, options and swap agreements to pursue its investment objectives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives.

LEVERAGING RISK - The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

SHORT SALES RISK - Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

SWAP COUNTERPARTY CREDIT RISK - The Fund is subject to credit risk on the amount it expects to receive from swap agreement counterparties. If a swap counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to match or exceed that of the Fund's benchmark, on a daily basis. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

Investors who expect the Dow Jones Industrial Average to go down and want highly accelerated investment gains when that index does so. These investors must also be willing to bear the risk of equally accelerated losses if the Dow Jones Industrial Average goes up.

PERFORMANCE

The Inverse Dynamic Dow 30 Fund commenced operations on February 20, 2004. Therefore it does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 23


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares of the Inverse Dynamic Dow 30 Fund.

SHAREHOLDER FEES*
MAXIMUM SALES CHARGES (LOAD) IMPOSED ON PURCHASES**
(AS A PERCENTAGE OF INITIAL PURCHASE PRICE) ............................   4.75%
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) +
MANAGEMENT FEES ........................................................   0.90%
DISTRIBUTION (12b-1) FEES ..............................................   0.25%
OTHER EXPENSES *** .....................................................   0.54%
TOTAL ANNUAL FUND OPERATING EXPENSES ...................................   1.69%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** REPRESENTS THE MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES. THIS SALES CHARGE VARIES DEPENDING ON HOW MUCH YOU INVEST. YOU MAY PAY LESS THAN THE MAXIMUM SALES CHARGE BECAUSE OF WAIVERS AND REDUCED SALES CHARGES THAT MAY BE AVAILABLE. SEE "SALES CHARGES."

***   OTHER EXPENSES ARE ESTIMATED.

+ THIS TABLE AND THE EXAMPLE INCLUDE BOTH THE FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE INVERSE DYNAMIC DOW 30 MASTER FUND.

EXAMPLE

This Example is intended to help you compare the cost of investing in A-Class Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

INVERSE DYNAMIC DOW 30 FUND             1 YEAR           3 YEARS
--------------------------------------------------------------------------------
A-CLASS                                  $644             $999

24


MORE INFORMATION ABOUT FUND
--------------------------------------------------------------------------------
INVESTMENTS AND RISK

Each Dynamic Fund's objective is to provide investment results that match the performance measured on a daily basis of a specific benchmark. The investment objective of each Dynamic Fund is non-fundamental and may be changed without shareholder approval. The current benchmark used by each Dynamic Fund is set forth below:

FUND NAME                          BENCHMARK
TITAN 500 FUND                     200% OF THE PERFORMANCE OF THE S&P 500(R) INDEX

TEMPEST 500 FUND                   200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE S&P
                                   500(R) INDEX

VELOCITY 100 FUND                  200% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX(R)

VENTURE 100 FUND                   200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE
                                   NASDAQ 100 INDEX(R)

LONG DYNAMIC DOW 30 FUND           200% OF THE PERFORMANCE OF THE DOW JONES INDUSTRIAL
                                   AVERAGE(SM)

INVERSE DYNAMIC DOW 30 FUND        200% OF THE INVERSE (OPPOSITE) PERFORMANCE OF THE DOW
                                   JONES INDUSTRIAL AVERAGE(SM)

A BRIEF GUIDE TO THE BENCHMARKS

THE S&P 500(R) INDEX. The S&P 500(R) Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX(R). The Nasdaq 100 Index(R) is a modified capitalization weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market, Inc. ("Nasdaq").

THE DOW JONES INDUSTRIAL AVERAGE INDEX(SM). The Dow Jones Industrial Average Index(SM) is a price-weighted index of 30 "blue-chip" U.S. stocks. The index is published by Dow Jones & Company, Inc. and the component stocks are selected by editors of the Wall Street Journal. The components tend to be market leaders in their respective industries and their stocks are typically widely held by individuals and institutional investors.

                                                                   PROSPECTUS 25


--------------------------------------------------------------------------------
UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds which use leverage as part of their investment strategy. The following simple examples provide an illustration:

      Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of the your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

      Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of the same index. On day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. On day two, however, the value of your shares in the leveraged fund would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B). In addition, because of the effect of compounding, the performance of a leveraged fund is more likely to match the performance of its underlying index on a daily basis than over an extended period of time.
--------------------------------------------------------------------------------

MASTER-FEEDER INVESTMENT STRUCTURE

As discussed in their respective Fund Overviews, the Funds pursue their respective investment objectives INDIRECTLY by investing through what is referred to as a "master-feeder arrangement." Under the master-feeder arrangement, a Fund's investment portfolio is comprised solely of shares of a "master fund," which is a separate mutual fund that has an identical investment objective, e.g., the Titan 500 Fund acts as a "feeder fund," holding shares of its master fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.

Rydex Investments (the "Advisor") manages the investment portfolios of each Fund and its corresponding master fund. Under the master-feeder arrangement, investment advisory fees and custody fees are charged at the master-fund level, and other administrative costs are charged at the feeder fund level. This arrangement avoids a "layering" of fees, e.g., each Fund's Total Annual Operating Expenses have not increased as a result of investing through a master-feeder arrangement. In addition, the Advisor may discontinue investing through the master-feeder arrangement and manage the Funds directly if the Trust's Board of Trustees determines that doing so is in the best interests of shareholders.

26


ADVISOR'S PORTFOLIO INVESTMENT STRATEGY IN MANAGING THE DYNAMIC MASTER FUNDS

In managing the Dynamic Master Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Dynamic Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant benchmark.

OTHER INVESTMENT PRACTICES AND STRATEGIES

Please see the statement of additional information (the "SAI") for a more complete list of portfolio investment strategies, permitted investments and related risks.

WHO MAY WANT TO INVEST IN THE RYDEX DYNAMIC FUNDS

The Dynamic Funds may be appropriate for investors who believe that over the long term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index's daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

The Dynamic Funds may be appropriate for investors who use a portfolio investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators may also utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.

The Dynamic Funds may also be appropriate for investors who use an investment strategy that involves the strategic allocation of investments among different asset classes. By utilizing consistently applied leverage, the Funds' portfolio investment strategy can create alternative investment opportunities for strategic asset allocators who seek to match the S&P 500's, Nasdaq 100's

                                                                   PROSPECTUS 27


or Dow Jones's daily return because less capital is needed to achieve a desired exposure. For example, an investor might invest $50,000 in a conventional S&P 500(R) Index fund. Alternatively, that same investor could invest half that amount - $25,000 - in the Titan 500 Fund and target the same daily return. This increased cash position could then be used for a tactical overlay, such as the introduction of an additional asset class or an undervalued market sector.

RISKS OF INVESTING IN THE FUNDS

As indicated below, the Funds (which includes their respective "master fund") are subject to a number of risks that may affect the value of the Funds' shares.

EQUITY RISK (ALL FUNDS) - The Funds invest primarily in instruments that attempt to track the price movement of equity indices as well as equity securities, including common stocks. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day-to-day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets and use of leverage, an investment in the Funds may be more suitable for investors who can bear the risk of short-term principal fluctuations, which at times may be significant.

NON-DIVERSIFICATION RISK (ALL FUNDS) - Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

INDUSTRY CONCENTRATION RISK (ALL FUNDS) - None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the Velocity 100 Fund's and the Venture 100 Fund's benchmark--the Nasdaq 100 Index(R)--is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that a Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments.

TRACKING ERROR RISK (ALL FUNDS) - While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments

28


and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS) - The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Funds may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Funds price their shares may limit the Funds' ability to use leverage and may prevent the Funds from achieving their investment objectives. In such an event, the Funds also may be required to use a "fair-value" method to price their outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS) - The Funds may invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

      FUTURES CONTRACTS - Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

      OPTIONS - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

                                                                   PROSPECTUS 29


   The risks associated with the Funds' use of futures and options contracts include:

   o The Funds experiencing losses over certain ranges in the market that exceed losses experienced by the funds that do not use futures contracts and options.

   o There may be an imperfect correlation between the changes in market value of the securities held by Funds and the prices of futures and options on futures.

   o Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

   o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

   o Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EARLY CLOSING RISK (ALL FUNDS) - The normal close of trading of securities listed on Nasdaq and the New York Stock Exchange ("NYSE") is 4:00 p.m., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

SHORT SALES RISK (TEMPEST 500, VENTURE 100 AND INVERSE DYNAMIC DOW 30 FUNDS) - Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund's needs for immediate cash or other liquidity. The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the

30


commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund.

SWAP COUNTERPARTY CREDIT RISK (ALL FUNDS) - The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to a particular group of stocks or to an index of stocks without actually purchasing those stocks, or to hedge a position. The Funds will use short-term swap agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. A Fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

                                                                   PROSPECTUS 31


INVESTING WITH RYDEX:
--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

A-Class Shares are offered exclusively through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You may generally open an account through a broker or other financial intermediary who will assist you in completing the necessary application. You will need a Rydex shareholder account to make share transactions - buy, sell or exchange shares of the Funds. You or your financial intermediary can request an account application by calling Rydex shareholder services at 800.820.0888 or
301.296.5406 or for more information on opening an account, call Rydex shareholder services at 800.820.0888 or 301.296.5406 or visit www.rydexinvestments.com.

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need a different application than you would if you were opening a regular account. When you call Rydex to request an account application, be sure to let the shareholder services representative know what type of account you want to open to ensure that you receive the correct application.

--------------------------------------------------------------------------------
MINIMUM AMOUNTS

The minimum initial investment amount and minimum account balance for A-Class Shares are:

o $1,000 for retirement accounts

o $2,500 for all other accounts

There are no minimum amounts for subsequent investments in the Funds. Rydex reserves the right to modify its minimum account requirements at any time, with or without prior notice to you.
--------------------------------------------------------------------------------

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

o You must provide each account holder's social security number or tax ID number and date of birth on the application to avoid a delay in processing.

o Attach the title page and signature page of trust documents when establishing a trust account.

o When establishing an account for your corporation, partnership or self directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a certified resolution or other documentation evidencing your authority to open the account and engage in transactions.

o You must provide a street address (Rydex does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what is on the application

o BE SURE TO SIGN THE APPLICATION.

32


TRANSACTION INFORMATION
--------------------------------------------------------------------------------

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any day that the NYSE is open for business (a "Business Day").

--------------------------------------------------------------------------------
CALCULATING NAV

The price at which you buy, sell and exchange shares is the net asset value per share, which is also known as NAV, plus any applicable sales charges. Purchases of A-Class Shares are sold subject to a front-end sales charge. Each Fund calculates its NAV by:

o Taking the current market value of its total assets

o Subtracting any liabilities

o Dividing that amount by the total number of shares owned by shareholders
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Dynamic Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated as of 10:45 a.m., Eastern Time and the afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time).

If the primary exchange or market where a Fund's securities or other investments trade closes early - such as on days in advance of holidays generally observed by participants in these markets - the Funds may calculate NAV as of the earlier closing time. On days when the exchange or market is scheduled to close early, such as the day before a holiday, the Dynamic Funds will only calculate NAV once at the close of the exchange or market. For more information on these early closings, please call 800.820.0888 or visit the Rydex web site - www.rydexfunds.com.
--------------------------------------------------------------------------------

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent, subject to the Funds' transaction cut-off times and any applicable front end sales charge. All share transaction orders must be received by the Funds' transfer agent before the cut-off times below to be processed at that Business Day's NAV. The cut-off times allow the Funds' transfer agent to ensure that your order request is in good form, meaning that it is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check or wire transfer.

                                                                   PROSPECTUS 33


                              MORNING CUT-OFF                  AFTERNOON CUT-OFF
FUND                             TIME (ET)                         TIME (ET)
--------------------------------------------------------------------------------
DYNAMIC FUNDS                    10:30 a.m.                        3:45 p.m.*

* FOR INTERNET TRANSACTIONS IN THE DYNAMIC FUNDS, THE CUT-OFF TIME IS 3:55 P.M., EASTERN TIME. FOR MORE INFORMATION ON INTERNET TRANSACTIONS, VISIT WWW.RYDEXINVESTMENTS.COM.

EARLY TRANSACTION CUT-OFF TIMES

On any day that a Fund calculates NAV earlier than normal, as described above, Rydex reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

You will ordinarily submit your transaction orders through your financial intermediary or other securities dealer through which you opened your shareholder account. Your intermediary is responsible for ensuring that your transaction order contains all of the necessary information and promptly transmitting your order to the Funds. Upon acceptance by your intermediary or securities dealer, your order will be processed at the Fund's next determined NAV. Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have different cut-off times for processing your transaction order. For more information about your financial intermediary's rules and procedures, you should contact your intermediary directly.

SALES CHARGES
--------------------------------------------------------------------------------

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the net asset value. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

                                    SALES CHARGE AS %      SALES CHARGE AS % OF
AMOUNT OF INVESTMENT                OF OFFERING PRICE       NET AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                        4.75%                     4.99%
$100,000 but less than $250,000           3.75%                     3.90%
$250,000 but less than $500,000           2.75%                     2.83%
$500,000 but less than $1,000,000         1.60%                     1.63%
$1,000,000 or greater                     *                         *

* FOR INVESTMENTS OF $1 MILLION OR MORE, A-CLASS SHARES ARE SOLD AT NAV, WITHOUT ANY UP-FRONT SALES CHARGE. HOWEVER, IF YOU SELL YOUR SHARES WITHIN 18 MONTHS OF PURCHASE, YOU WILL NORMALLY HAVE TO PAY A 1% CONTINGENT DEFERRED SALES CHARGE ("CDSC") BASED ON YOUR INITIAL PURCHASE PRICE OR CURRENT MARKET VALUE, WHICHEVER IS LOWER. THE CDSC IS USED TO REIMBURSE THE DISTRIBUTOR FOR PAYING YOUR FINANCIAL INTERMEDIARY A SALES COMMISSION UP TO A TOTAL OF 1.00% OF THE PURCHASE PRICE OF YOUR INVESTMENT IN CONNECTION WITH YOUR INITIAL PURCHASE. FOR MORE INFORMATION ABOUT WHETHER YOUR FINANCIAL INTERMEDIARY HAS ENTERED INTO SUCH AN ARRANGEMENT, CONTACT YOUR INTERMEDIARY DIRECTLY.

34


HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, IN WRITING AND AT THE TIME OF PURCHASE, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse and your children under the age of 21) may combine your Fund holdings to reduce your sales charge. New purchases of A-Class Shares of the U.S. Government Money Market Fund (the "Rydex Money Market Fund"), which is offered in a separate prospectus, and existing holdings of A-Class Shares of the Rydex Money Market Fund that have not previously been subject to a sales charge will not be counted for purposes of reducing your sales charge on purchases of A-Class Shares of the Funds, as discussed below.

      o RIGHTS OF ACCUMULATION. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares (offered in a separate prospectus) of Rydex Funds that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Fund with A-Class Shares of any other Fund to reduce the sales charge rate that applies to purchases of each Fund's A-Class Shares. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares. As discussed above, A-Class Shares of the Money Market Fund that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

LETTERS OF INTENT. Under a Letter of Intent ("LOI"), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Funds during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Funds to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds' transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased). As discussed above, A-Class Shares of the Money Market Fund

                                                                   PROSPECTUS 35


that have not been subject to a sales charge will not be counted for purposes of reducing your sales charge.

      o REPURCHASE OF A-CLASS SHARES. If you have redeemed A-Class Shares of any Fund within the past 365 days, you may repurchase an equivalent amount of A-Class Shares of any Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 365 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 365 days of your redemption.

SALES CHARGE WAIVERS

The sales charge on purchases of A-Class Shares is waived for certain types of investors, including:

o Directors and officers of any fund sponsored by the Advisor or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

o Employees of the Advisor and their immediate families, or any full-time employee or registered representative of the Distributor or of broker-dealers having dealer agreements with the Distributor (a "Selling Broker") and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

o Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund's shares and their immediate families.

o Participants in certain "wrap-fee" or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the Distributor.

o Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the Distributor.

o Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

o New purchases of A-Class Shares of the Money Market Fund.

o A-Class Shares purchased by reinvesting dividends and distributions.

o When exchanging A-Class Shares of one Fund for A-Class Shares of another Fund, unless you are exchanging A-Class Shares of the Money Market Fund that have not previously been subject to a sales charge.

36


BUYING FUND SHARES
--------------------------------------------------------------------------------

The Funds offer their shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Rydex reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares. Purchase orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

PURCHASE PROCEDURES

You will ordinarily submit purchase orders through your financial intermediary. The Funds also offer you the option to send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents, such as travelers' checks, money orders, bearer bonds, government checks, third-party checks or credit card convenience checks. Cashiers checks, bank checks, official checks and treasurers' checks under $10,000 are also not accepted. You may buy shares and send your purchase proceeds by any of the methods described below:

--------------------------------------------------------------------------------
BY MAIL

IRA AND OTHER RETIREMENT ACCOUNTS REQUIRE ADDITIONAL PAPERWORK.

CALL RYDEX SHAREHOLDER SERVICES TO REQUEST A RETIREMENT ACCOUNT INVESTOR APPLICATION KIT.
--------------------------------------------------------------------------------
      INITIAL PURCHASE                          SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Complete the account                       Complete the Rydex
application that corresponds               investment slip included with
to the type of account you                 your quarterly statement or
are opening.                               send written purchase
                                           instructions that include:
o MAKE SURE TO DESIGNATE
WHICH RYDEX FUND(S) YOU                    o YOUR NAME
WANT TO PURCHASE.
                                           o YOUR SHAREHOLDER ACCOUNT
o MAKE SURE YOUR INVESTMENT                NUMBER
MEETS THE ACCOUNT MINIMUM.
                                           o WHICH RYDEX FUND(S) YOU
                                           WANT TO PURCHASE.
--------------------------------------------------------------------------------
Make your check payable to RYDEX FUNDS.
--------------------------------------------------------------------------------
Your check must be drawn on a U.S. bank and payable in U.S. Dollars.
--------------------------------------------------------------------------------
Include the name of the Rydex Fund(s) you want to purchase on your check.

             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
            PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX
              U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED
                           IN A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------

Mail your application and                   Mail your written purchase
       check to:                            instructions and check to:

--------------------------------------------------------------------------------
MAILING ADDRESS:

Rydex Funds
Attn: Ops. Dept.
9601 Blackwell Road, Suite 500
Rockville, MD 20850
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 37


--------------------------------------------------------------------------------
BY WIRE

RYDEX FAX NUMBER: 301.296.5103

RYDEX SHAREHOLDER SERVICES PHONE NUMBER: 800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
      INITIAL PURCHASE                         SUBSEQUENT PURCHASES
--------------------------------------------------------------------------------
Obtain an account number                   Be sure to designate in your
by completing the account                  wire instructions which
application that corresponds               Rydex Fund(s) you want to
to the type of account you                 purchase.
are opening. Then, fax or
mail it to Rydex.

o MAKE SURE TO DESIGNATE
WHICH RYDEX FUND(S) YOU
WANT TO PURCHASE.

o MAKE SURE YOUR INVESTMENT
MEETS THE ACCOUNT
MINIMUM.
--------------------------------------------------------------------------------
To obtain "same-day credit" (to get that Business Day's NAV) for your purchase order, YOU MUST CALL RYDEX SHAREHOLDER SERVICES AND PROVIDE THE FOLLOWING INFORMATION PRIOR TO THE TRANSACTION CUT-OFF TIME FOR THE RYDEX FUND(S) YOU ARE
PURCHASING:

o Account Number

o Fund Name

o Amount of Wire

o Fed Wire Reference Number

You will receive a confirmation number to verify that your purchase order has been accepted.

             IF YOU DO NOT NOTIFY RYDEX SHAREHOLDER SERVICES OF THE
                  INCOMING WIRE, YOUR PURCHASE ORDER CANNOT BE
                     PROCESSED UNTIL THE NEXT BUSINESS DAY.
--------------------------------------------------------------------------------
WIRE INSTRUCTIONS:

U.S. Bank
Cincinnati, OH
Routing Number: 0420-00013
For Account of: Rydex Funds A-Class Shares
Account Number: 48038-9030
[Your Name]
[Your shareholder account number]

             IF YOU DO NOT SPECIFY WHICH RYDEX FUND(S) YOU WANT TO
            PURCHASE, YOUR INVESTMENT WILL BE CREDITED TO THE RYDEX
             U.S. GOVERNMENT MONEY MARKET FUND, WHICH IS OFFERED IN
                             A SEPARATE PROSPECTUS.
--------------------------------------------------------------------------------
BY INTERNET (ACH)

                  Follow the directions on the Rydex Web site -
                            www.rydexinvestments.com

--------------------------------------------------------------------------------

38


CANCELLED PURCHASE ORDERS

Rydex will ordinarily cancel your purchase order under the following circumstances:

o if your bank does not honor your check for any reason

o if the transfer agent does not receive your wire transfer

o if the transfer agent does not receive your ACH transfer

o if your bank does not honor your ACH transfer

IF YOUR PURCHASE ORDER IS CANCELLED FOR ANY OF THESE REASONS, YOU WILL NOT BE ENTITLED TO BENEFIT FROM ANY INCREASE IN NAV THAT THE FUND(S) MAY HAVE EXPERIENCED FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION. IN ADDITION, IF THE FUND(S) NAV DECREASES IN VALUE FROM THE TIME OF YOUR ORDER TO THE TIME OF ITS CANCELLATION, THE FUND(S) WILL HOLD YOU LIABLE FOR ANY LOSSES THAT IT INCURS AS A RESULT OF YOUR CANCELLED ORDER.

SELLING FUND SHARES
--------------------------------------------------------------------------------

The Funds redeem their shares continuously and investors may sell their shares back to the Funds on any Business Day. You may redeem all or any portion of your Fund shares at the next determined NAV after the transfer agent processes and the Fund receives your redemption order. However, your redemption order may not reduce your total account balance below the minimum account requirement. Redemption orders, like any other share transaction, are subject to the Funds' transaction cut-off times.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay part of your redemption proceeds in liquid securities with a market value equal to the redemption price.

REDEMPTION PROCEDURES

You will ordinary submit your transaction order through your financial intermediary or other securities dealer through which you opened your shareholder account. The Funds offer you the option to send redemption orders by:

--------------------------------------------------------------------------------
                   Rydex Funds
MAIL               Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------
                   301.296.5103
                   If you send your redemption order by fax, you should call
FAX                Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE          800.820.0888 or 301.296.5406
--------------------------------------------------------------------------------

                                                                   PROSPECTUS 39


Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

o your name

o your shareholder account number

o Fund name(s)

o dollar amount or number of shares you would like to sell

o whether you want your sale proceeds sent to you by check, wire or ACH

o signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your redemption. Please retain it for your records.

REDEMPTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Redeeming shares that you hold through a tax-qualified retirement account may have adverse tax consequences to you. You should consult your tax advisor before redeeming shares and making distributions from your tax qualified account. All redemptions from tax-qualified retirement accounts must be in writing and must specify whether Rydex should withhold taxes from your redemption proceeds.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within five Business Days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be wired on the next Business Day following the holiday. FOR INVESTMENTS MADE BY CHECK OR ACH (NOT WIRE PURCHASES), PAYMENT OF REDEMPTION PROCEEDS MAY BE DELAYED UNTIL THE TRANSFER AGENT IS REASONABLY SATISFIED THAT YOUR CHECK HAS CLEARED. IT MAY TAKE UP TO 15 DAYS FOR YOUR CHECK TO CLEAR.

All redemptions will be mailed to your address of record or wired to your bank account of record. You may request overnight mail service for an additional fee. If you request payment of redemption proceeds to a third party or to a location other than your address of record or bank account of record, your redemption request must be IN WRITING AND MUST INCLUDE A SIGNATURE GUARANTEE.

--------------------------------------------------------------------------------
SIGNATURE GUARANTEES

Signature guarantees help protect you and your account against fraud. You can obtain a signature guarantee at most banks and financial intermediaries. A notary public cannot provide a signature guarantee. You may not use fax to transmit a signature guarantee to the Funds.
--------------------------------------------------------------------------------

40


REDEEMING SHARES BY CHECKWRITING

If you hold shares directly, you may redeem shares from the Money Market Fund by writing checks for $500 or more on your existing account. The checks may be made payable to any person or entity and your account will continue to earn dividends until the check clears. If your Money Market Fund's balance is insufficient to cover the amount of your check, the transfer agent will automatically exchange sufficient funds from your Rydex Fund with the highest account balance to cover the check.

You can obtain a checkwriting application by calling 800.820.0888. Because of the difficulty of determining in advance the exact value of your Fund account, you may not use a check to close your account. There is no fee for the checkwriting privilege, but if payment on a check is stopped upon your request, or if the check cannot be honored because of insufficient funds or other valid reasons, you may be charged a fee by the financial institution where you presented your check for payment. The Funds may suspend the checkwriting privilege at any time.

INVOLUNTARY REDEMPTIONS

Any request for a redemption when your account balance is below the currently applicable minimum investment amount, or would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of your account.

EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Unlike most mutual funds, the Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees. An exchange is when you sell shares of one Fund and use the proceeds from that sale to purchase shares of another Fund. Investors may make exchanges on any Business Day of A-Class Shares of any Fund for A-Class Shares of any other Fund, on the basis of the respective net asset values of the shares involved. Exchange of A-class shares of the Money Market Fund that have not previously been subject to a sales charge will be treated as an initial purchase of the other Fund, and applicable sales charges will apply. Exchange requests, like any other share transaction, are subject to the Funds' transaction cut-off times. The exchange privilege may be modified or discontinued at any time.

                                                                   PROSPECTUS 41


EXCHANGE PROCEDURES

The Funds offer you the option to send exchange requests by:

--------------------------------------------------------------------------------
                   Rydex Funds
MAIL               Attn: Ops. Dept.
                   9601 Blackwell Road, Suite 500
                   Rockville, MD 20850
--------------------------------------------------------------------------------
                   301.296.5103
                   If you send your redemption order by fax, you should call
FAX                Rydex shareholder services at 800.820.0888 or 301.296.5406 to verify that your fax was received.
--------------------------------------------------------------------------------
TELEPHONE          800.820.0888 OR 301.296.5406
--------------------------------------------------------------------------------
INTERNET           www.rydexinvestments.com
--------------------------------------------------------------------------------

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

o your name

o your shareholder account number

o Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging in to (buying)

o dollar amount, number of shares or percentage of Fund position involved in the exchange

o signature of account owner(s) (not required for telephone exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given you written authorization to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

MINIMUM EXCHANGE AMOUNTS

The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less. If you are exchanging the minimum amount, you may not split the proceeds between multiple Rydex Funds. If you place exchange transactions in shares or in percentages, the minimum exchange amount still applies.

EXCHANGES WITH OTHER RYDEX FUNDS

Investors may make exchanges on any Business Day of A-Class Shares of any Dynamic Fund for A-Class Shares of any Rydex Fund not offered in this prospectus. While most Rydex Funds offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Rydex Strategic Funds do not allow unlimited trading. If you are contemplating an exchange for A-Class shares of a Rydex Fund not offered in this prospectus, you should obtain and review that fund's current prospectus before making the exchange. You can obtain a prospectus for any Rydex Fund not described in this prospectus by calling
800.820.0888 or 301.296.5406 or visiting the Rydex web site at www.rydexinvestmens.com.

42


RYDEX ACCOUNT POLICIES
--------------------------------------------------------------------------------

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts or other entity. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account.

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

LOW BALANCE ACCOUNTS

If, for any reason, your account balance across all Rydex Funds drops below the required minimum, Rydex reserves the right to redeem your remaining shares without any additional notification to you. In addition, to offset the administrative expense of servicing small accounts, the Funds may impose an administrative fee of $25 per year during periods where your account balance falls below the account minimum requirements for any reason.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, please visit the Rydex web site at www.rydexinvestments.com or call
800.820.0888 or 301.296.5406. If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your Internet and telephone transactions are safe, secure, and as risk-free as possible, the Rydex Funds have instituted certain safeguards and procedures for determining the identity of web site users

                                                                   PROSPECTUS 43


(including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following Internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or Internet, you will generally bear the risk of any loss. Neither the Funds, nor their transfer agent, are responsible for Internet transactions that are not received.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may elect to suppress trade confirmations by requesting this option in writing or via the internet. You may choose to receive your confirmations and/or statements either by mail or electronically.

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving all communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Rydex web site at www.rydexinvestments.com.

SERVICE AND OTHER FEES

Rydex may charge the following administrative fees for services associated with the following:

o $15 for wire transfers of redemption proceeds under $5,000

o $50 on purchase checks returned for insufficient funds

o $25 to stop payment of a redemption check within 10 Business Days of the settlement date

o $15 for standard overnight packages (fee may be higher for special delivery options)

o $25 for bounced draft checks or ACH transactions

o $25 per year for low balance accounts

Rydex reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

Certain retirement plans such as IRA, Roth IRA and 403(b) accounts, are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Funds have adopted a Distribution Plan (the "Plan") applicable to A-Class Shares that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at

44


an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor generally will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Funds, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds.

TAX INFORMATION
--------------------------------------------------------------------------------

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

o Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains income.

                                                                   PROSPECTUS 45


o The income dividends and short-term capital gains distributions you receive from the Funds will be taxed as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income.

o Any long-term capital gains distributions you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are currently taxed at a maximum rate of 15%.

o Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

o Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

o Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive that are attributable to dividends received by a fund from U.S. corporations, subject to certain limitations.

o Long-term capital gains distributions will result from gains on the sale or exchange of capital assets held by a Fund for more than one year.

o Distributions paid in January but declared by a Fund in October, November or December of the previous year may be taxable to you in the previous year.

o The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

TAX STATUS OF SHARE TRANSACTIONS

EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES MAY BE A TAXABLE EVENT TO YOU. For tax purposes, an exchange of Fund shares for shares of a different Rydex Fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

STATE TAX CONSIDERATIONS

A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax advisor regarding how state and local tax laws affect your investment in Fund shares.

46


MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISOR

Rydex Investments (the "Advisor"), 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as investment advisor and manager of the Funds. The Advisor has served as the investment advisor of the Rydex Funds since the Funds' inception over 10 years ago, and serves as sub-advisor to several other mutual funds.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under investment advisory agreements between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 2003, based on the average daily net assets for each Fund, as set forth below:

FUND ADVISORY FEE*
--------------------------------------------------------------------------------
TITAN 500 FUND .......................................................     0.90%
TEMPEST 500 FUND .....................................................     0.90%
VELOCITY 100 FUND ....................................................     0.90%
VENTURE 100 FUND .....................................................     0.90%
LONG DYNAMIC DOW 30 FUND** ...........................................     0.90%
INVERSE DYNAMIC DOW 30 FUND** ........................................     0.90%

*     THE ADVISORY FEES PAID REPRESENT THE FEES PAID AT THE MASTER FUND LEVEL.

** THE LONG DYNAMIC DOW 30 FUND AND THE INVERSE DYNAMIC DOW 30 FUND HAD NOT COMMENCED OPERATIONS AS OF DECEMBER 31, 2003. FIGURES REPRESENT CONTRACTUAL FEE AMOUNTS FOR CURRENT FISCAL YEAR.

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

MICHAEL P. BYRUM, CFA, has been associated with Rydex Investments since the Advisor was founded in 1993. Mr. Byrum was named the President and Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. During this time, he has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio.

An investment team supervised by Mr. Byrum manages each of the Rydex Funds.

                                                                   PROSPECTUS 47


BENCHMARK INFORMATION
--------------------------------------------------------------------------------

STANDARD & POOR'S, NASDAQ AND DOW JONES & COMPANY (THE "INDEX PUBLISHERS") DO NOT SPONSOR, ENDORSE, SELL OR PROMOTE THE FUNDS AND MAKE NO REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBERS OF THE PUBLIC, REGARDING:

      o THE ADVISABILITY OF INVESTING IN INDEX FUNDS;

      o THE ABILITY OF ANY INDEX TO TRACK STOCK MARKET PERFORMANCE;

      o THE ACCURACY AND/OR THE COMPLETENESS OF THE AFOREMENTIONED INDICES OR ANY DATA INCLUDED THEREIN;

      o THE RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE INDICES OR DATA INCLUDED THEREIN; AND

      o THE MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN.

FURTHER, NONE OF THE INDEX PUBLISHERS:

      o RECOMMEND THAT ANY PERSON INVEST IN THE FUNDS OR ANY OTHER SECURITIES;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT OR PRICING OF THE FUNDS, INCLUDING CALCULATION OF NAV;

      o HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT OR MARKETING OF THE FUNDS;

      o CONSIDER THE NEEDS OF THE FUNDS OR THE INVESTORS IN THE FUNDS IN DETERMINING, COMPOSING OR CALCULATING THE INDEXES OR HAS ANY OBLIGATION TO DO SO;

      o WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUNDS OR FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN CONNECTION WITH THE INDEXES OR THE RELATED DATA;

      o WILL BE LIABLE FOR ANY LOST PROFITS OR INDIRECT PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF SUCH INDEX PUBLISHER KNOWS THAT THEY MIGHT OCCUR.

"STANDARD & POOR'S(R)," S&P(R)," "S&P 500(R)," "STANDARD & POOR'S 500 AND "500," ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY RYDEX INVESTMENTS. THE RYDEX FUNDS ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE RYDEX FUNDS.

DOW JONES, DOW JONES INDUSTRIAL AVERAGE(SM), DJIA(SM), OR OTHER RELEVANT MARKS/NAMES OF THE INDEX ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. DOW JONES HAS NO RELATIONSHIP TO THE RYDEX FUNDS, OTHER THAN THE LICENSING OF THE DOW JONES INDUSTRIAL AVERAGE (DJIA) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUNDS.

MORE INFORMATION ABOUT THE INDEX PUBLISHERS IS LOCATED IN THE SAI.

48


ADDITIONAL INFORMATION ABOUT THE FUNDS IS INCLUDED IN THE SAI DATED MAY 1, 2004, WHICH CONTAINS MORE DETAILED INFORMATION ABOUT THE FUNDS. THE SAI HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS AND, THEREFORE, LEGALLY FORMS A PART OF THIS PROSPECTUS. THE SEC MAINTAINS THE EDGAR DATABASE ON ITS WEB SITE ("HTTP://WWW.SEC.GOV") THAT CONTAINS EACH SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. YOU MAY ALSO REVIEW AND COPY DOCUMENTS AT THE SEC
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YOU MAY OBTAIN A COPY OF THE SAI OR THE ANNUAL OR SEMI-ANNUAL REPORTS, WITHOUT
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THE TRUST'S SEC REGISTRATION NUMBER IS 811-09525.
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